UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21343

Western Asset Emerging Markets Debt Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-777-0102

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

FORM N-Q

JULY 31, 2009

Western Asset Emerging Markets Debt Fund Inc.

Schedule of Investments (unaudited)	July 31, 2009

Face Amount†		Security	Value
SOVEREIGN BONDS — 49.5%
Argentina — 2.3%
		Republic of Argentina:
2,000,000	EUR	9.250% due 10/21/02 (a)	$477,559
5,000,000	DEM	10.250% due 2/6/03 (a)	610,430
1,425,000	EUR	9.000% due 6/20/03 (a)	340,261
1,000,000	EUR	9.500% due 3/4/04 (a)	238,780
5,000,000	DEM	7.000% due 3/18/04 (a)	610,430
2,000,000	EUR	8.500% due 7/1/04 (a)	477,559
2,000,000	EUR	10.000% due 1/7/05 (a)	477,559
1,000,000	EUR	8.000% due 2/26/08 (a)	238,780
3,200,000	ARS	8.125% due 4/21/08 (a)	764,094
1,200,000	EUR	9.000% due 7/6/10 (a)	286,535
7,097,000		Bonds, 7.000% due 9/12/13	4,185,061
		GDP Linked Securities:
4,825,000	EUR	1.262% due 12/15/35 (b)	237,300
4,205,000		1.330% due 12/15/35 (b)	167,149
27,105,123	ARS	1.383% due 12/15/35 (b)	291,911
		Medium-Term Notes:
525,000	EUR	8.750% due 2/4/03 (a)	125,359
5,000,000,000	ITL	7.000% due 3/18/04 (a)	588,988
2,000,000	EUR	7.000% due 3/18/04 (a)	477,559
1,000,000	EUR	9.250% due 7/20/04 (a)	238,780
2,000,000	EUR	8.125% due 10/4/04 (a)	477,559
		Total Argentina	11,311,653
Brazil — 5.5%
		Brazil Nota do Tesouro Nacional:
18,885,000	BRL	10.000% due 7/1/10	10,203,890
26,544,000	BRL	10.000% due 1/1/12	13,923,367
2,570,000		Federative Republic of Brazil, 7.125% due 1/20/37	2,842,420
		Total Brazil	26,969,677
Colombia — 3.8%
		Republic of Colombia:
2,465,000		7.375% due 1/27/17	2,711,500
11,749,000		7.375% due 9/18/37	12,130,842
3,520,000		Senior Notes, 7.375% due 3/18/19	3,836,800
		Total Colombia	18,679,142
Gabon — 0.6%
2,980,000		Gabonese Republic, 8.200% due 12/12/17 (c)	2,868,250
Indonesia — 2.0%
		Republic of Indonesia:
14,860,000,000	IDR	10.250% due 7/15/22	1,467,964
31,072,000,000	IDR	11.000% due 9/15/25	3,109,197
28,628,000,000	IDR	10.250% due 7/15/27	2,657,377
34,122,000,000	IDR	Bonds, 9.750% due 5/15/37	2,920,909
		Total Indonesia	10,155,447
Mexico — 3.9%
		United Mexican States, Medium-Term Notes:
3,774,000		5.625% due 1/15/17	3,868,350
7,730,000		8.000% due 9/24/22	9,111,737
6,508,000		6.050% due 1/11/40	6,133,790
		Total Mexico	19,113,877

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face Amount†	Security	Value
Panama — 4.4%
	Republic of Panama:
4,638,000	7.250% due 3/15/15	$5,078,610
6,090,000	9.375% due 4/1/29	7,703,850
8,902,000	6.700% due 1/26/36	9,013,275
	Total Panama	21,795,735
Peru — 3.3%
	Republic of Peru:
4,402,000	8.750% due 11/21/33	5,403,455
2,846,000	Bonds, 6.550% due 3/14/37	2,817,540
6,000,000	Global Bonds, 7.350% due 7/21/25	6,519,000
1,295,000	Global Senior Bonds, 8.375% due 5/3/16	1,521,625
	Total Peru	16,261,620
Russia — 9.2%
	Russian Federation:
105,000	11.000% due 7/24/18 (c)	145,687
404,000	12.750% due 6/24/28 (c)	598,930
43,630,080	7.500% due 3/31/30 (c)	44,546,312
	Total Russia	45,290,929
Turkey — 8.5%
	Republic of Turkey:
6,800,000	11.875% due 1/15/30	10,659,000
31,239,000	Notes, 6.875% due 3/17/36	29,833,245
1,240,000	Senior Notes, 7.500% due 7/14/17	1,319,050
	Total Turkey	41,811,295
United Arab Emirates — 0.3%
1,590,000	MDC-GMTN B.V., Senior Notes, 5.750% due 5/6/14 (c)	1,635,414
Venezuela — 5.7%
	Bolivarian Republic of Venezuela:
1,959,000	8.500% due 10/8/14	1,459,455
18,553,000	5.750% due 2/26/16 (c)	11,039,035
7,220,000	7.000% due 12/1/18 (c)	4,350,050
1,674,000	7.650% due 4/21/25	966,735
	Collective Action Securities:
10,661,000	9.375% due 1/13/34	6,956,302
3,850,000	Notes, 10.750% due 9/19/13	3,291,750
	Total Venezuela	28,063,327
	TOTAL SOVEREIGN BONDS (Cost — $256,346,632)	243,956,366
COLLATERALIZED SENIOR LOANS — 0.5%
United States — 0.5%
	Ashmore Energy International:
310,234	Synthetic Revolving Credit Facility, 3.288% due 3/30/14 (b)	264,474
2,701,694	Term Loan, 4.220% due 3/30/14 (b)	2,303,195
	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $2,749,560)	2,567,669
CORPORATE BONDS & NOTES — 42.5%
Brazil — 5.8%
	Globo Communicacoes e Participacoes SA:
3,423,000	Bonds, 7.250% due 4/26/22 (c)	3,444,394

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face Amount†	Security	Value
Brazil — 5.8% (continued)
190,000	Senior Bonds, 7.250% due 4/26/22 (c)	$191,188
	GTL Trade Finance Inc.:
1,450,000	7.250% due 10/20/17 (c)	1,502,562
2,160,000	Senior Notes, 7.250% due 10/20/17 (c)	2,238,300
2,640,000	Odebrecht Finance Ltd., 7.500% due 10/18/17 (c)	2,702,700
	Vale Overseas Ltd., Notes:
3,289,000	8.250% due 1/17/34	3,840,092
14,650,000	6.875% due 11/21/36	14,842,193
	Total Brazil	28,761,429
Chile — 0.8%
3,678,000	Enersis SA, Notes, 7.375% due 1/15/14	3,982,730
China — 0.3%
1,410,000	Galaxy Entertainment Finance Co., Ltd., Senior Notes, 6.218% due 12/15/10 (b) (c)	1,346,550
Colombia — 0.5%
	EEB International Ltd.:
880,000	8.750% due 10/31/14 (c)	935,000
1,650,000	Senior Bonds, 8.750% due 10/31/14 (c)	1,753,125
	Total Colombia	2,688,125
India — 0.2%
	ICICI Bank Ltd., Subordinated Bonds:
820,000	6.375% due 4/30/22 (b)(c)	636,863
626,000	6.375% due 4/30/22 (b)(c)	494,998
	Total India	1,131,861
Ireland — 1.4%
6,855,000	VIP Finance Ireland Ltd. for OJSC Vimpel Communications, Loan Participation Notes, Secured Notes, 8.375% due 4/30/13 (c)	6,727,648
Kazakhstan — 1.9%
9,660,000	KazMunaiGaz Finance Sub B.V., Senior Notes, 8.375% due 7/2/13 (c)	9,114,900
Mexico — 8.8%
4,190,000	America Movil SAB de CV, Senior Notes, 5.625% due 11/15/17	4,135,647
	Axtel SAB de CV, Senior Notes:
311,000	11.000% due 12/15/13	313,333
14,357,000	7.625% due 2/1/17 (c)	12,239,343
290,000	7.625% due 2/1/17 (c)	247,950
990,000	Grupo Televisa SA, Senior Notes, 6.625% due 3/18/25	938,615
340,000	Kansas City Southern de Mexico, Senior Notes, 9.375% due 5/1/12	336,600
25,221,000	Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35	23,940,252
1,170,000	Petroleos Mexicanos, 8.000% due 5/3/19 (c)	1,325,025
	Total Mexico	43,476,765
Russia — 15.4%
	Evraz Group SA, Notes:
5,500,000	8.875% due 4/24/13 (c)	4,812,500
2,220,000	8.875% due 4/24/13 (c)	1,948,050
2,790,000	9.500% due 4/24/18 (c)	2,371,500
710,000	Gaz Capital SA, Notes, 8.625% due 4/28/34 (c)	743,725
1,810,000	Gazprom, Loan Participation Notes, 6.212% due 11/22/16 (c)	1,604,113
	LUKOIL International Finance BV:
8,122,000	6.656% due 6/7/22 (c)	6,944,310
1,775,000	Notes, 6.356% due 6/7/17 (c)	1,641,875

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face Amount†		Security	Value
Russia — 15.4% (continued)
		RSHB Capital, Loan Participation Notes:
8,200,000		Notes, 9.000% due 6/11/14 (c)	$8,779,740
		Secured Notes:
4,230,000		7.175% due 5/16/13 (c)	4,246,074
9,750,000		7.125% due 1/14/14 (c)	9,847,500
4,630,000		7.125% due 1/14/14 (c)	4,634,167
130,000		Senior Notes, 6.299% due 5/15/17 (c)	120,738
		Senior Secured Notes:
2,005,000		7.175% due 5/16/13 (c)	2,037,581
6,488,000		6.299% due 5/15/17 (c)	5,871,640
		TNK-BP Finance SA:
2,593,000		6.625% due 3/20/17 (c)	2,236,463
		Senior Notes:
2,377,000		7.500% due 3/13/13 (c)	2,347,287
6,680,000		7.500% due 7/18/16 (c)	6,195,700
3,270,000		7.500% due 7/18/16 (c)	3,065,625
1,180,000		7.875% due 3/13/18 (c)	1,079,700
3,114,000		UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (c)	2,806,492
2,870,000		Vimpel Communications, Loan Participation Notes, 8.375% due 4/30/13 (c)	2,791,075
		Total Russia	76,125,855
Thailand — 2.4%
		True Move Co., Ltd.:
640,000		10.750% due 12/16/13 (c)	569,600
4,240,000		10.375% due 8/1/14 (c)	3,710,000
8,380,000		Notes, 10.750% due 12/16/13 (c)	7,458,200
		Total Thailand	11,737,800
United Kingdom — 2.1%
80,801,000	RUB	HSBC Bank PLC, Credit-Linked Notes, (Russian Agricultural Bank), 8.900% due 12/20/10 (b)(c)	1,778,287
8,450,000		Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14 (c)	8,344,375
		Total United Kingdom	10,122,662
United States — 2.9%
1,250,000		Celulosa Arauco y Constitucion SA, Senior Notes, 7.250% due 7/29/19 (c)	1,299,350
2,490,000		Centrais Eletricas Brasileiras SA, Senior Notes, 6.875% due 7/30/19 (c)	2,530,462
3,720,000		Ecopetrol SA, Notes, 7.625% due 7/23/19 (c)	3,906,000
2,490,000		Empresas Publicas de Medellin ESP, Senior Notes, 7.625% due 7/29/19 (c)	2,594,580
411,000		Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	436,278
3,650,000		Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Bonds, 5.500% due 9/30/14 (c)	3,748,495
		Total United States	14,515,165
		TOTAL CORPORATE BONDS & NOTES (Cost — $210,400,995)	209,731,490

Warrants
WARRANTS — 0.1%
11,745	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20* (Cost - $364,095)	246,645
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $469,861,282)	456,502,170

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS — 7.4%
U.S. Government Agency — 0.2%
1,129,000	Federal National Mortgage Association (FNMA), Discount Notes, 0.401% due 1/25/10 (d)(e)(f) (Cost - $1,126,805)	$1,127,600
U.S. Government Obligation — 1.4%
7,000,000	U.S. Treasury Bills, 0.170% due 10/29/09 (d) (Cost - $6,997,132)	6,997,123
Repurchase Agreement — 5.8%
28,469,000	Morgan Stanley tri-party repurchase agreement dated 7/31/09, 0.150% due 8/3/09; Proceeds at maturity - $28,469,356; (Fully collateralized by U.S. government agency obligation, 5.500% due 7/18/16; Market value - $29,237,865) (Cost - $28,469,000)	28,469,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $36,592,937)	36,593,723
	TOTAL INVESTMENTS — 100.0% (Cost — $506,454,219#)	$493,095,893

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Security is currently in default.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2009.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Rate shown represents yield-to-maturity.
(e)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	ARS	-	Argentine Peso
	BRL	-	Brazilian Real
	DEM	-	German Mark
	EUR	-	Euro
	GDP	-	Gross Domestic Product
	IDR	-	Indonesian Rupiah
	ITL	-	Italian Lira
	OJSC	-	Open Joint Stock Company
	RUB	-	Russian Ruble

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Emerging Markets Debt Fund Inc. (the “Fund”) was incorporated in Maryland on April 16, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is total return.  High current income is a secondary investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market.  Equity securities for which market quotations are available are valued at the last reported sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective November 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                 Level 1 – quoted prices in active markets for identical investments

•                 Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Long Term Investments:
Sovereign Bonds	—	$243,956,366	$—	$243,956,366
Collateralized Senior Loans	—	2,567,669	—	2,567,669
Corporate Bonds & Notes	—	209,731,490	—	209,731,490
Warrants	—	246,645	—	246,645
Total Long Term Investments	—	456,502,170	—	456,502,170
Short-Term Investments:
U.S. Government Agency	—	1,127,600	—	1,127,600
U.S. Government Obligation	—	6,997,123	—	6,997,123
Repurchase Agreement	—	28,469,000	—	28,469,000
Total Short-Term Investments	—	36,593,723	—	36,593,723
Total Investments	—	$493,095,893	—	$493,095,893
Other Financial Instruments:
Futures Contracts	$(795,694)	—	—	(795,694)
Interest Rate Swaps	—	(114,541)	—	(114,541)
Total	$(795,694)	$492,981,352	$—	$492,185,658

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Sovereign Bonds	Warrants	TOTAL
Balance as of October 31, 2008	$15,239,103	$369,967	$15,609,070
Accrued premiums/discounts	116,494	—	116,494
Realized gain/(loss)(1)	(377,031)	—	(377,031)
Change in unrealized appreciation (depreciation)(2)	(571,722)	(123,322)	(695,044)
Net purchases (sales)	(3,095,213)	—	(3,095,213)
Net transfers in and/or out of Level 3	(11,311,631)	(246,645)	$(11,558,276)
Balance as of July 31, 2009	—	—	—

Net unrealized appreciation (depreciation) for investments in securities still held at July 31, 2009(2)	$(5,211,040)	$(117,450)	$(5,328,490)

(1) This amount is included in net realized gain (loss) from investment.

(2) Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(d) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin.’’ Subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Notes to Schedule of Investments (unaudited) (continued)

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Swap Agreements. The Fund may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Interest Rate Swaps

The Fund may enter into interest rate swap contracts.  Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The net periodic payments received or paid on interest rate swap agreements are recognized as realized gains or losses. Interest rate swaps are marked to market daily based upon quotations from the market makers and the change, if any, is recorded as an unrealized gain or loss. A liquidation payment received or made at the termination of the swap is recognized as a realized gain or loss. The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation/ (depreciation). Gains or losses are realized upon termination of the swap agreement. Periodic payments and premiums received or made by a Fund are recorded as realized gains or losses. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities held as collateral for swap contracts are identified in the Schedule of Investments. The risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

As of July 31, 2009, the Brazil CETIP Interbank Deposit (CDI) rate was 8.61%.

(g) Credit and Market Risk.  The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Other Risks.  Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the

Notes to Schedule of Investments (unaudited) (continued)

indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

(i) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At July 31, 2009 the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$21,978,153
Gross unrealized depreciation	(35,336,479)
Net unrealized depreciation	$(13,358,326)

At July 31, 2009, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Loss
Contracts to Buy:
U.S. Treasury 10-Year Notes	491	9/09	$58,380,788	$57,585,094	$(795,694)

At July 31, 2009, the Fund had the following open swap contracts:

SWAP COUNTERPARTY	NOTIONAL AMOUNT†	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND ‡	PERIODIC PAYMENTS RECEIVED BY THE FUND ‡	UNREALIZED DEPRECIATION
Interest Rate Swaps:
Credit Suisse First Boston Inc.	$10,229,627	1/2/12	BRL - CDI	10.560%	$(42,689	)*
Credit Suisse First Boston Inc.	14,805,077	1/2/12	BRL - CDI	10.510%	(71,852	)*
Net unrealized Depreciation on open swap contracts					$(114,541)

† Notional amount denominated in U.S. dollars, unless otherwise noted.
‡ Percentage shown is an annual percentage rate.
* Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at July 31, 2009.

	Futures Contracts	Swap Contracts
Primary Underlying Risk Disclosure	Unrealized Depreciation	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	$(795,694)	—	$(114,541)	$(910,235)

ITEM 2.                                                  CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Emerging Markets Debt Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 28, 2009

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: September 28, 2009